RECOVERABLE TAXES	9 Months Ended
Sep. 30, 2021
Recoverable Taxes
RECOVERABLE TAXES

9.	RECOVERABLE TAXES

The rollforward of recoverable taxes are set forth below:

	Note	12.31.20	Business combination (note 1.2)	Additions	Compensations / Reversals	Transfers (1)	Interest	Exchange variation	09.30.21
ICMS and VAT
Recoverable ICMS and VAT		1,568,975	7,523	425,762	(108,947)	(134,393)	180	(2,621)	1,756,479
(-) Impairment		(154,721)	-	(23,020)	28,557	17,104	-	-	(132,080)
PIS and COFINS	9.1
Recoverable PIS and COFINS		3,168,099	35,268	371,314	(888,864)	-	56,881	-	2,742,698
(-) Impairment		(14,228)	-	-	-	-	-	-	(14,228)
IPI	9.2
Recoverable IPI		808,528	1,149	5,368	(460)	-	76,526	-	891,111
(-) Impairment		(1,984)	-	-	-	-	-	-	(1,984)
INSS
Recoverable INSS		341,825	12	13,955	(56,356)	-	3,800	-	303,236
(-) Impairment		(102)	-	-	-	-	-	-	(102)
Other
Other recoverable taxes		52,889	3,995	28,768	(1,408)	-	-	(34)	84,210
(-) Impairment		(1,963)	-	-	20	-	-	-	(1,943)
		5,767,318	47,947	822,147	(1,027,458)	(117,289)	137,387	(2,655)	5,627,397

Current		899,120							883,740
Non-current		4,868,198							4,743,657

		12.31.20	Business combination	Additions	Compensations / Reversals	Transfers (1)	Interest	Exchange variation	09.30.21
Income taxes
Recoverable income taxes		107,728	922	69,015	(13,634)	-	135	(337)	163,829
(-) Impairment		(9,029)	-	-	-	-	-	-	(9,029)
Total		98,699	922	69,015	(13,634)	-	135	(337)	154,800

Current		43,840							94,936
Non-current		54,859							59,864

(1)	The transfers occur from Recoverable Taxes to Other Current Assets and Other Non-Current Assets when sales of credits are made to third parties.

	Note	12.31.19	Additions	Compensations	Transfers (1)	Restatement	Exchange variation	12.31.20
ICMS and VAT	9.1
Recoverable ICMS and VAT		1,635,663	570,056	(549,446)	(127,370)	240	39,832	1,568,975
(-) Impairment		(141,193)	(38,033)	3,022	21,483	-	-	(154,721)
PIS and COFINS	9.2
Recoverable PIS and COFINS		2,990,313	729,213	(594,483)	-	43,056	-	3,168,099
(-) Impairment		(16,922)	-	2,694	-	-	-	(14,228)
IPI	9.3
Recoverable IPI		848,865	2,319	(7,201)	(92,812)	57,357	-	808,528
(-) Impairment		(3,818)	(263)	2,097	-	-	-	(1,984)
INSS
Recoverable INSS		255,967	88,621	(7,663)	-	4,893	7	341,825
(-) Impairment		(102)	-	-	-	-	-	(102)
Other taxes
Other recoverable taxes		80,145	11,952	(901)	(38,277)	-	(30)	52,889
(-) Impairment		(5,639)	-	3,676	-	-	-	(1,963)
Total		5,643,279	1,363,865	(1,148,205)	(236,976)	105,546	39,809	5,767,318

Current		473,732						899,120
Non-current		5,169,547						4,868,198

	Note	12.31.19	Additions	Compensations	Transfers (1)	Restatement	Exchange variation	12.31.20
Income taxes	9.4
Recoverable income taxes		430,778	58,007	(422,496)	-	4,341	37,098	107,728
(-) Impairment		(9,029)	-	-	-	-	-	(9,029)
Total		421,749	58,007	(422,496)	-	4,341	37,098	98,699

Current		152,486						43,840
Non-current		269,263						54,859

(1)	The transfers occur from Recoverable Taxes to Other Current Assets and Other Non-Current Assets when sales of credits are made to third parties.

9.1.	PIS and COFINS –Social Integration Plan and Contribution for Social Security Financing

On December 7, 2020 and July 13, 2021, the processes filed by Batávia S.A. (subsidiary incorporated by BRF S.A.) and UP! Alimentos Ltda. (an entity jointly controlled by BRF S.A., whose operations were closed), respectively, granting the Company the right to exclude ICMS from the PIS and COFINS calculation basis. The Company, supported by its consultants, obtained the fiscal files for the period and reconciled them with the accessory obligations, measuring the credits reliably through the ICMS presented in the invoices. Thus, the amount of R$90,935 was recognized under Recoverable PIS and COFINS, being R$40,501 of principal recorded in Other Operating Income and R$50,434 of interests recorded in Financial Income.

As of September 30, 2021, the updated balance of the processes related to the exclusion of the ICMS from the PIS and COFINS calculation basis recognized by the Company is R$2,396,028 (R$2,818,391 as of December 31, 2020). The amount of R$554,287 related do these credits was offset against other federal taxes in the nine-month period ended on September 30, 2021 (null in the same period of the previous year).

In the study prepared by the Management, its realization is estimated through offsetting with federal taxes or through reimbursement of the amounts as expected below:

PIS and COFINS
Current	499,000
Non-current	1,897,028
October to december 2022	327,516
2023	537,000
2024	672,000
2025	360,512
2,396,028

9.2.	IPI - Industrialized Product Tax

The Company recognized relevant tax assets as result of gains from lawsuits related to IPI, specially “crédito prêmio”. The balance referring to these assets on September 30, 2021 is R$938,824 (R$860,820 on December 31, 2020), of which R$881,527 (R$805,001 on December 31, 2020) is recorded as Recoverable Taxes and the remainder, referring to cases in which the government will reimburse in cash, is recorded as Other Current Assets, in the amount of R$40,370 (the same amount on December 31, 2020) and as Other Non-Current Assets, in the amount of R$16,927 (R$15,449 on December 31, 2020).

According to projections prepared by the Management, its realization is estimated through the refund of the amounts as expected below:

IPI
Current	40,370
Non-current	898,454
October to december 2022	16,927
2025	647,252
2026	234,275
938,824

9.3.	Realization of Brazilian federal tax credits

The Company received in cash, through court orders related to IPI credits, the amount of R$1,368 in the nine-month period ended on September 30, 2021 (R$235,405 in the same period of the previous year).

The Company used PIS, COFINS, IPI, IRPJ, CSLL, INSS and other tax credits to offset federal taxes payable such as INSS and Income Taxes in the amount of R$944,853 in the nine-month period ended September 30, 2021 (R$694,206 in the same period of the previous year), preserving its liquidity and optimizing its capital structure.